Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit (loss) for the year	$ (16,184)	$ 6,026	$ 25,538
Adjustments for:
Depreciation and amortization	24,399	20,327	16,680
Expected credit loss recognized on accounts receivable	67	290	155
Share-based compensation expenses	457	408	997
Gain on disposal of property, plant and equipment, net	(90)	0	(26)
Gain on re-measurement of the pre-existing relationships in a business combination	0	(1,662)	0
Changes in fair value of financial assets at fair value through profit or loss	(3,746)	(2,036)	(23,226)
Interest income	(2,013)	(2,429)	(2,225)
Finance costs	2,325	1,232	878
Income tax expense	416	994	4,554
Share of losses of associates	477	1,095	1,200
Inventories write downs	25,447	17,724	12,298
Unrealized foreign currency exchange losses	121	294	0
cash flows from operating activities before changes in operating Capital	31,676	42,263	36,823
Changes in:
Accounts receivable	23,992	(794)	(1,665)
Inventories	(6,660)	(45,085)	2,250
Other current assets	35	(1,511)	969
Accounts payable	(36,180)	10,567	(2,336)
Accounts payable to related party	0	0	(576)
Other payable to related party	(1,577)	1,597	2,200
Net defined benefit liabilities	6	(128)	(9)
Other current liabilities	866	753	5,424
Other non-current liabilities	250	(458)	(604)
Cash generated from operating activities	12,408	7,204	42,476
Interest received	2,060	2,361	2,165
Interest paid	(2,372)	(877)	(565)
Income tax paid	(4,440)	(4,679)	(14,683)
Net cash provided by operating activities	7,656	4,009	29,393
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(45,922)	(49,672)	(39,292)
Proceeds from disposal of property, plant and equipment	98	1	115
Acquisitions of intangible assets	(152)	(925)	(526)
Acquisitions of financial assets at amortized cost	(4,023)	(4,766)	(5,572)
Proceeds from disposal of financial assets at amortized cost	4,171	3,514	744
Acquisitions of financial assets at fair value through profit or loss	(50,487)	(26,277)	(41,523)
Proceeds from disposal of financial assets at fair value through profit or loss	50,648	48,764	56,375
Acquisition of business	(700)	(700)	0
Acquisition of a subsidiary, net of cash acquired	(400)	(3,301)	0
Proceeds from capital reduction of investment	47	55	132
Acquisitions of equity method investments	(129)	(2,093)	(9,175)
Decrease (increase) in refundable deposits	(2,821)	87	(120)
Releases (pledges) of restricted deposit	323	14	(146)
Cash paid for loan made to related parties	(1,200)	(780)	(3,250)
Cash received from loan made to related party	2,780	0	7,150
Income tax paid for disposal of financial assets at fair value through profit or loss	0	(2,187)	0
Net cash used in investing activities	(47,767)	(38,266)	(35,088)
Cash flows from financing activities:
Payments of cash dividends	0	(17,210)	(41,281)
Proceeds from issuance of new shares by subsidiaries	0	11	105
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	0	0	4
Acquisitions of noncontrolling interests	0	0	(42)
Pledge of restricted deposit	0	(17,000)	(9,000)
Proceeds from unsecured borrowings	244,224	40,000	0
Repayments of unsecured borrowings	(207,006)	(20,000)	0
Proceeds from secured borrowings	158,000	91,000	151,161
Repayments of secured borrowings	(158,000)	(74,000)	(142,161)
Payment of lease liabilities	(1,957)	0	0
Net cash provided by (used in) financing activities	35,261	2,801	(41,214)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(532)	(130)	480
Net decrease in cash and cash equivalents	(5,382)	(31,586)	(46,429)
Cash and cash equivalents at beginning of year	106,437	138,023	184,452
Cash and cash equivalents at end of year	$ 101,055	$ 106,437	$ 138,023